VIA EDGAR

May 6, 2003

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: VALIC Separate Account A ("Registrant")

The Variable Annuity Life Insurance Company

Post-Effective Amendment on Form N-4

File Nos.: 002-32783 and 811-03240

(GUP and GTS-VA Fixed and Variable Annuity)

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated May 1, 2003 for The Variable Annuity Life Insurance Company Separate Account A for the GUP and GTS-VA Fixed and Variable Annuity contain no changes from those submitted in Post-Amendment No. 57 under the Securities Act of 1933 and Amendment No. 79 under the Investment Company Act of 1940 to the Separate Account's registration statement on Form N-4, filed electronically with the Securities and Exchange Commission on May 1, 2003, accession number 0000950129-03-002382.

Should you have any further questions regarding this filing, please do not hesitate to contact me at (713) 831-3164.

Sincerely,

/s/

Katherine Stoner

Senior Counsel